Intangible Assets and Intellectual Property - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Feb. 13, 2012	Jan. 31, 2012	Feb. 13, 2012 Onapristone License Agreement	Feb. 13, 2012 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Oct. 31, 2013 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2013 Onapristone License Agreement Invivis Pharmaceuticals, Inc	Dec. 31, 2008 AR-12 and AR-42 License Agreements Ohio State University Research Foundation	Dec. 31, 2008 AR-12 License Agreement Ohio State University Research Foundation	Dec. 31, 2008 AR-42 License Agreement Ohio State University Research Foundation	Dec. 31, 2013 AR-67 License Agreement University Of Pittsburgh	Jan. 31, 2012 AR-67 License Agreement University Of Pittsburgh
Finite-Lived Intangible Assets [Line Items]
Cash paid under license agreement				$ 500,000	$ 150,000		$ 450,000
Aggregate potential milestone payments				15,100,000				6,100,000	5,100,000
License agreement termination date				Feb. 13, 2032		Feb. 13, 2012
Written notice period for termination of license agreement if breach is not cured			90 days				90 days
Prior written notice period for termination of license agreement by the company for any reason				90 days			90 days
Potential milestone payments, due after market approval								5,000,000	4,000,000
License agreement expiration date							20 years
Annual license fees											235,000
Notice period		60 days
Outstanding license fees										250,000	0
Services agreement expire date	Feb. 28, 2014
Services agreement monthly payment	$ 70,833